DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

The following description of First Merchants Corporation Retirement Income and Savings Plan (the "Plan") provides only general information. Participants should refer to the Plan Document and Summary Plan Description for a more complete description of the Plan's provisions, which are available from the Plan Administrator.
General
The Plan is a defined-contribution plan sponsored by First Merchants Corporation (the "Corporation") for the benefit of all employees who are age 18 or older. A related employer who also participates in the Plan is First Merchants Bank. Over the years, the Corporation has permitted eligible employees of acquired banks to participate in the Plan effective on negotiated dates following each acquisition.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). Lincoln Financial Group Trust Company ("Lincoln Financial") serves as the trustee of the Plan, and Lincoln Retirement Services Company, LLC ("Lincoln") serves as recordkeeper. Matrix Trust Company holds the unitized stock account in which the First Merchants Corporation common stock is now held.
The Plan offers a self-directed brokerage option through the Charles Schwab Personal Choice Retirement Account, whereby Charles Schwab & Co., Inc. acts as broker-dealer and provides custodial services for participant-directed investments held within these brokerage accounts.
Contributions
The Plan permits eligible employees, through a salary deferral election, to contribute up to 75% of eligible compensation, not to exceed the maximum annual limit allowed by law. Employee rollover contributions are also permitted. The Plan also accepts Roth elective deferrals made on behalf of participants. Catch-up contributions are also available for participants in the year in which they turn 50 years of age.
The Corporation currently provides the following employer contributions under the Plan:
•Retirement Security Contribution ("RSC"): The Plan provides a non-elective employer contribution equal to 2% of a participant's eligible compensation. To be eligible, a participant must complete at least 1,000 hours of service during the Plan year and be employed on the last day of the Plan year. Employees hired or rehired after January 1, 2010 are not eligible for the Retirement Security Contribution. The end of year employment requirement does not apply to participants who terminate employment due to normal retirement, death, or disability.

•Matching contributions: Employer matching contributions are discretionary and are determined annually by the Employee Benefits Administrative Committee. For the year ended December 31, 2022 and thereafter, the approved matching formula provides a match equal to 100% of the participant's salary deferral on the first 3% of eligible compensation and 50% of the participant's salary deferral on the next 3% of eligible compensation.

Normal retirement is defined as age 65 if you are a participant in the Plan on March 1, 2005. For participants who entered the Plan after March 1, 2005, normal retirement is defined as the later of age 65 or the 5th anniversary of the participant's earliest participation date.
No discretionary employer contributions were made for the years ended December 31, 2025 and 2024.
Notes to Financial Statements
December 31, 2025 and 2024

The Plan Document also includes an automatic deferral feature whereby a participant is treated as electing 6% of eligible compensation unless the participant made an affirmative election otherwise. Participants must make a contribution percent election or decline participation within 30 days of their hire date to avoid the automatic 6% contribution being applied to their account.
Participant Investment Account Options
Investment account options available include various funds as well as Corporation common stock. Each participant has the option of directing his contributions into any of the separate investment accounts and may change the allocation daily. Effective May 1, 2023, allocations to the Corporation's common stock are permitted up to 100% of the applicable account balance. Effective March 18, 2024, a Self-Directed Brokerage Account was added to the fund lineup. Participants are permitted to invest up to 50% of their account value into the Charles Schwab Personal Choice Retirement Account ("PCRA").
Participant Accounts
Each participant's account is credited with the participant's contribution, the Corporation's contribution and Plan earnings. Allocations of Plan earnings are based on participant account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Participants are immediately vested in their voluntary contributions and rollover contribution accounts plus earnings thereon. Vesting in the Corporation's matching contribution portion of their accounts plus earnings thereon is based on years of service, with a year of service defined as completion of at least 1,000 hours worked during a plan year. Participants vest at a rate of 20% for each year of service and become fully vested upon completion of five years of service. Effective January 1, 2016, for acquired participants, predecessor employer service will be based on years of continuous service, the vesting in the retirement security contribution portion of their account plus earnings is 100% after three years of credited service and vesting in the transition contribution portion of their account plus earnings is immediate since all eligible participants have at least ten years of service.
Payment of Benefits
Upon termination of service, participants may elect to receive a lump-sum amount or installments equal to the value of their accounts. Withdrawals other than for termination are permitted under certain circumstances provided by the Plan. Plan assets may include amounts allocated to accounts of terminated or retired participants who have elected to withdraw from the Plan but have not yet been paid.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited nonvested accounts totaled $5 and $4,421, respectively. Forfeited nonvested employer contributions may be used to reduce future employer contributions or to pay plan administrative expenses, as permitted under the Plan document. These accounts will be used to reduce future employer contributions. Also, in 2025 and 2024, employer contributions were reduced by approximately $439,000 and $840,000, respectively, from forfeited nonvested accounts. The employer contribution receivable at December 31, 2025 and 2024 is reduced by approximately $0 and $13,500 of forfeitures used to offset, respectively.
Notes to Financial Statements
December 31, 2025 and 2024

Notes Receivable From Participants
Effective January 1, 2010, the Plan Document includes provisions authorizing loans from the Plan to active eligible participants. The minimum amount of a loan shall be $1,000. The maximum amount of a participant's loans is determined by the available loan balance restricted to the lesser of $50,000 or 50% of the participant's vested account balance. All loans are covered by demand notes and are repayable over a period not to exceed five years through payroll withholdings or ACH debit beginning August 3, 2020, unless the participant is paying the loan in full. Interest on the loans is based on local prevailing rates as determined by the Plan Administrator.
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as benefits paid based upon the terms of the Plan Document.
Plan Termination
Although it has not expressed any intent to do so, the Corporation has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.